UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     05/02/2012

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:          $166,320
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----
ANALOG DEVICES INC		COM	32654105	1911	 47341  SH 	Sole	N/A	Sole
APPLIED MATERIALS INC(NAS)	COM	38222105	1802	 144814  SH 	Sole	N/A	Sole
ATLAS AIR WORLDWIDE HOLDINGS	COM	49164205	2878	 58500  SH 	Sole	N/A	Sole
BRISTOL-MYERS SQUIBB CO		COM	110122108	1880	 55712  SH 	Sole	N/A	Sole
CSX CORP [NYS]			COM	126408103	7288	 338344  SH 	Sole	N/A	Sole
CHEVRON CORP			COM	166764100	2002	 18687  SH 	Sole	N/A	Sole
CHICAGO BRIDGE & IRON-NY SHR	COM	167250109	260	 6016  SH 	Sole	N/A	Sole
CLOROX COMPANY (NYS)		COM	189054109	1774	 25809  SH 	Sole	N/A	Sole
COLGATE-PALMOLIVE CO		COM	194162103	2078	 21277  SH 	Sole	N/A	Sole
CONAGRA FOODS INC		COM	205887102	1701	 64761  SH 	Sole	N/A	Sole
CON-WAY INC			COM	205944101	2901	 89000  SH 	Sole	N/A	Sole
CUMMINS INC(NYS)		COM	231021106	36	 300  SH 	Sole	N/A	Sole
EASTMAN CHEMICAL COMPANY(NYS)	COM	277432100	1747	 33837  SH 	Sole	N/A	Sole
EATON CORP			COM	278058102	4799	 96656  SH 	Sole	N/A	Sole
EMERSON ELECTRIC CO		COM	291011104	3512	 67366  SH 	Sole	N/A	Sole
FLUOR CORP			COM	343412102	361	 6016  SH 	Sole	N/A	Sole
FORD MOTOR CO			COM	345370860	8510	 682000  SH 	Sole	N/A	Sole
GENERAL CABLE CORP		COM	369300108	2920	 100500  SH 	Sole	N/A	Sole
GENERAL DYNAMICS CORP		COM	369550108	1666	 22723  SH 	Sole	N/A	Sole
GENERAL ELECTRIC CO		COM	369604103	4812	 240000  SH 	Sole	N/A	Sole
GENERAL MILLS INC		COM	370334104	1888	 47904  SH 	Sole	N/A	Sole
GENUINE PARTS CO [NYS]		COM	372460105	1778	 28347  SH 	Sole	N/A	Sole
HALLIBURTON CO			COM	406216101	970	 30000  SH 	Sole	N/A	Sole
HASBRO INC			COM	418056107	1729	 46989  SH 	Sole	N/A	Sole
INTEL CORP			COM	458140100	2118	 75331  SH 	Sole	N/A	Sole
INTERNATIONAL PAPER CO(NYS)	COM	460146103	1016	 29000  SH 	Sole	N/A	Sole
JOHNSON & JOHNSON		COM	478160104	1958	 29689  SH 	Sole	N/A	Sole
JOHNSON CONTROLS INC		COM	478366107	2919	 90000  SH 	Sole	N/A	Sole
KLA-TENCOR CORPORATION (NAS)	COM	482480100	813	 14945  SH 	Sole	N/A	Sole
LEAR CORP-W/I (NYS)		COM	521865204	6269	 135000  SH 	Sole	N/A	Sole
ELI LILLY & CO			COM	532457108	3843	 95485  SH 	Sole	N/A	Sole
LOCKHEED MARTIN CORP		COM	539830109	1742	 19398  SH 	Sole	N/A	Sole
LOUISIANA-PACIFIC CORP		COM	546347105	2492	 266000  SH 	Sole	N/A	Sole
MANITOWOC COMPANY INC		COM	563571108	417	 30080  SH 	Sole	N/A	Sole
MCGRAW-HILL COMPANIES INC (NYS)	COM	580645109	1766	 36497  SH 	Sole	N/A	Sole
MEADWESTVACO CORP		COM	583334107	5961	 189000  SH 	Sole	N/A	Sole
MEDTRONIC INC (NYS)		COM	585055106	1947	 49714  SH 	Sole	N/A	Sole
MICROSOFT CORP			COM	594918104	2093	 64929  SH 	Sole	N/A	Sole
PPG INDUSTRIES INC		COM	693506107	1759	 18363  SH 	Sole	N/A	Sole
PAYCHEX INC			COM	704326107	1716	 55285  SH 	Sole	N/A	Sole
PFIZER INC			COM	717081103	4132	 182314  SH 	Sole	N/A	Sole
PROCTER & GAMBLE CO		COM	742718109	2138	 31811  SH 	Sole	N/A	Sole
RYDER SYSTEM INC		COM	783549108	897	 17000  SH 	Sole	N/A	Sole
SPX CORP			COM	784635104	2044	 26400  SH 	Sole	N/A	Sole
SYSCO CORP			COM	871829107	1883	 63144  SH 	Sole	N/A	Sole
TIMKEN CO			COM	887389104	3558	 70050  SH 	Sole	N/A	Sole
USG CORP (NYS)			COM	903293405	1500	 87000  SH 	Sole	N/A	Sole
UNITED PARCEL SERVICE-CL B	COM	911312106	1925	 23846  SH 	Sole	N/A	Sole
UNITED RENTALS INC		COM	911363109	4140	 96500  SH 	Sole	N/A	Sole
UNITED TECHNOLOGIES CORP	COM	913017109	1889	 22780  SH 	Sole	N/A	Sole
WERNER ENTERPRISES INC		COM	950755108	2513	 101000  SH 	Sole	N/A	Sole
CME GROUP RESTRICT		COM	12572Q105	1736	 6000  SH 	Sole	N/A	Sole
CISCO SYSTEMS INC [NAS]		COM	17275R102	1916	 90651  SH 	Sole	N/A	Sole
DIAMOND OFFSHORE DRILLING	COM	25271C102	2095	 31399  SH 	Sole	N/A	Sole
EAGLE MATERIALS INC (USD)	COM	26969P108	2495	 71500  SH 	Sole	N/A	Sole
EXXON MOBIL CORP		COM	30231G102	1872	 21607  SH 	Sole	N/A	Sole
FREEPORT-MCMORAN COPPER-B	COM	35671D857	1138	 30000  SH 	Sole	N/A	Sole
MOSAIC CO/THE (NYS)		COM	61945C103	7457	 134579  SH 	Sole	N/A	Sole
POTASH CORP OF SASKATCHEWAN	COM	73755L107	6662	 146000  SH 	Sole	N/A	Sole
TARGET CORP			COM	87612E106	3756	 64489  SH 	Sole	N/A	Sole
3M CO				COM	88579Y101	1877	 21063  SH 	Sole	N/A	Sole
DAIMLER AG(GER)			COM	DE0007100000	2589	 43000  SH 	Sole	N/A	Sole
INGERSOLL -RAND PLC (NYS)	COM	G47791101	4397	 106500  SH 	Sole	N/A	Sole
GARMIN LTD [NAS]		COM	H2906T109	1679	 35686  SH 	Sole	N/A	Sole
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